Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Loss Before Income Taxes	Loss before taxes consists of:

(in thousands)	December 31, 2019	December 31, 2018
Domestic	$(4,882)	$(12,961)
Foreign	(3,997)	(6,261)
Income (loss) before taxes	$(8,879)	$(19,222)

Income tax reconciliation

The provision for income taxes differs from the amount computed by applying the statutory rate as follows:

(in thousands)	December 31, 2019	December 31, 2018
Income taxes using U.S federal statutory rate	$(1,865)	$(4,037)
Tax Cuts and Jobs Act	—	—
Nondeductible interest	994	2,273
Loss on extinguishment of debt	361	236
Loss of tax benefit of federal net operating loss carryforwards	—	(588)
Loss of tax benefit of state net operating loss carryforwards	1,477	1,040
Loss of tax benefit of federal tax credit carryforwards	324	495
Amortization of gain on IP migration	—	—
State income taxes, net of federal benefit	(1,461)	(2,355)
Foreign rate differential	664	1,166
Valuation allowance	3,512	6,323
Derivative charge	(3,674)	(4,138)
Stock option exercises and cancellations	—	215
Research and development costs	(316)	(636)
Other	(16)	6
	$—	$—

Significant components of deferred tax assets

Significant components of the Company’s deferred tax assets are as follows:

(in thousands)	December 31, 2019	December 31, 2018
Deferred tax assets:
Equity compensation	$84	$—
Accrued liabilities	—	519
Research tax credits	135	161
Lease obligation	206
Other	72	60
Net operating losses	14,502	10,624
Total deferred tax assets	$14,999	$11,364

Deferred tax liabilities:
Beneficial conversion feature	—	—
Right of use asset	206	—
Other	—	—
Total deferred tax liabilities	206	—

Valuation allowance	14,793	11,364
Net deferred tax assets	$—	$—

Summary of Change in Valuation	The change in valuation is as follows:

(in thousands)	December 31, 2019	December 31, 2018
Beginning balance	$11,364	$5,972
Charged to costs and expenses	3,512	6,323
Charged to additional paid-in capital	—	—
Charged to retained earnings	—	(834)
Charged to other comprehensive income	(83)	(97)
Ending balance	$14,793	$11,364